19 Financial instruments (Details 6) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Outstanding derivative financial instruments	R$ 407	R$ 106
USD - COP [member] | Exito Group [member]
Disclosure of detailed information about financial instruments [line items]
Outstanding derivative financial instruments		11
Derivatives [member] | USD - BRL [member] | 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Outstanding derivative financial instruments	R$ 57
Notional value	US$ 50
Derivatives [member] | Interest rate swaps registered at CETIP - Fixed x CDI [member] | 2027 [member]
Disclosure of detailed information about financial instruments [line items]
Outstanding derivative financial instruments	R$ 5	5
Notional value	R$ 54
Derivatives [member] | Interest rate swaps registered at CETIP - Fixed rate x CDI [member] | 2027 [member]
Disclosure of detailed information about financial instruments [line items]
Outstanding derivative financial instruments	R$ 6	5
Notional value	R$ 52
Derivatives [member] | Derivatives - Fair value hedge - Brazil [member]
Disclosure of detailed information about financial instruments [line items]
Outstanding derivative financial instruments	R$ 68	10
Derivatives [member] | USD - COP [member] | 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Outstanding derivative financial instruments		20
Derivatives [member] | USD - COP [member] | From 1 to 2 years [member]
Disclosure of detailed information about financial instruments [line items]
Outstanding derivative financial instruments		1
Notional value	US$ 2
Derivatives [member] | Interest rate - COP [member] | 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Outstanding derivative financial instruments		(1)
Notional value	COP 49,950
Derivatives [member] | Interest rate - COP [member] | From 1 to 2 years [member]
Disclosure of detailed information about financial instruments [line items]
Outstanding derivative financial instruments		(1)
Notional value	COP 383,235
Derivatives [member] | Interest rate - COP [member] | 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Outstanding derivative financial instruments
Derivatives [member] | Suppliers - USD - COP [member] | 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Outstanding derivative financial instruments		R$ (8)